Capital Management (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Total capital	₨ 20,130,543	₨ 18,073,594